Equity - Issued Capital (Details) - Schedule of changes in share purchase warrants issued	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule Of Changes In Share Purchase Warrants Issued Abstract
Balance Beginning, Number of Warrants | shares
Balance Beginning, Weighted Average Exercise Price ($) | $ / shares
Issuance of warrants, Number of Warrants | shares	3,381,355
Issuance of warrants, Weighted Average Exercise Price ($) | $ / shares	$ 5.01
August 31, 2022 warrants exercise, Number of Warrants | shares	(450,000)
August 31, 2022 warrants exercise, Weighted Average Exercise Price ($) | $ / shares	$ 5
Balance Ending, Number of Warrants | shares	2,931,355
Balance Ending, Weighted Average Exercise Price ($) | $ / shares	$ 5.01